Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Significant Transactions with Related Parties
The following provides the significant transactions that have been entered into with related parties for the relevant financial year.

	31.12.2018	31.12.2019	31.12.2020	31.12.2020
	RMB’000	RMB’000	RMB’000	US$’000

Sales of engines and materials
- associates and joint ventures	439,106	912,877	1,256,268	194,129
- GY Group (including its subsidiaries and affiliates)	406,422	1,792,280	2,637,845	407,622
Purchase of material, supplies and engines
- associates and joint ventures	1,192,322	1,999,831	2,792,707	431,553
- GY Group (including its subsidiaries and affiliates)	1,589,638	1,895,239	1,245,030	192,393
Hospitality, restaurant, consultancy and other service income charged to
- a joint venture	3,456	3,984	3,918	605
- GY Group (including its subsidiaries and affiliates)	24,015	15,350	6,765	1,045
Rental income
- a joint venture	1,937	3,206	4,565	705
- GY Group (including its subsidiaries and affiliates)	3,886	2,133	3,970	613
Property management service expenses
- GY Group (including its subsidiaries and affiliates)	26,547	22,595	24,968	3,858
Leasing expenses (i)
- GY Group (including its subsidiaries and affiliates)	25,705	—	—	—
Selling, general and administrative expenses
- a joint venture	—	—	7,287	1,126
- GY Group (including its subsidiaries and affiliates)	21,607	19,953	4,728	731
- HLA (including its affiliates)	6,639	6,788	6,687	1,033
Delivery, storage, distribution and handling expenses
- GY Group (including its subsidiaries and affiliates)	228,195	304,532	312,891	48,351
Payment for trademarks usage fee
- GY Group	—	169,811	—	—
Payment for lease liabilities
- GY Group (including its subsidiaries and affiliates)	—	33,594	18,086	2,795
Purchases of vehicles and machineries
- GY Group (including its subsidiaries and affiliates)	6,144	2,817	2,838	439

Note:

(i)
The Group has adopted IFRS 16 on January 1, 2019. These leasing expenses have been recognized as right-of-use
assets and lease liabilities on the consolidated statement of financial position as of December 31, 2019
and
 2020.

Compensation of Key Management Personnel
Compensation of key management personnel of the Group

	31.12.2018	31.12.2019	31.12.2020	31.12.2020
	RMB’000	RMB’000	RMB’000	US$’000
Short-term employee benefits	39,703	41,606	43,178	6,672
Contribution to defined contribution plans	335	362	292	45

	40,038	41,968	43,470	6,717